Related Party Balances and Transactions (Details) - Schedule of Amount Due from and Due to Related Parties - Mr. Siu Wing Fung, Alfred (“Mr. Siu”) and Ms. Fong Hei Yue, Tina (“Ms. Fong”) [Member] - USD ($)
	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2022 [1]	Dec. 31, 2023
Related Party Transaction [Line Items]
Due from shareholders, Relationship	Shareholders and directors (note 1)	Shareholders and directors (note 1)
Due from shareholders			$ 354,285
Due to a related party, Relationship	Shareholders and directors (note 1)	Shareholders and directors (note 1)
Due to a related party	$ (221,203)

[1]	Ms. Fong is the spouse of Mr. Siu. As of December 31, 2023 and 2022, the due from shareholders balance was $354,285 and $2,240,872, respectively.